Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund ETF)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	15
3 YEAR	48
5 YEAR	85
10 YEAR	192